OTHER INVESTMENTS (Narrative) (Details) - Maverix Metals Inc. [Member] - USD ($) $ in Thousands		1 Months Ended
	Apr. 05, 2017	Apr. 19, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Pecentage of net smelter return	2.50%
Number of shares in consideration payable	6,600,000
Number of common share closing of transaction	3,800,000	3,800,000
Number of Shares consideration achieves	2,800,000
Proceed from disposed investment		$ 4,320
Value of shares		4,320
CAD [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Value of shares		$ 5,800